Annual Total Returns - Fidelity Freedom Index 2010 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2010 Fund - Investor Class	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	1.10%
Annual Return 2012	8.91%
Annual Return 2013	9.23%
Annual Return 2014	5.15%
Annual Return 2015	(0.60%)
Annual Return 2016	5.66%
Annual Return 2017	10.67%
Annual Return 2018	(2.37%)
Annual Return 2019	14.36%
Annual Return 2020	10.40%